Digital Assets (Details) - Schedule of digital assets - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Digital Assets (Details) - Schedule of digital assets [Line Items]
Deposit for bitcoin mining machines	$ 1,067,000
Payment for prepaid expenses	32,000
Payment for accrued expenses	69,000
Payment for expenses	95,000
Total noncash disposition	$ 1,263,000